Deferred Income Tax Assets And Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Income Tax Assets and Liabilities Additional Information (Detail) [Abstract]
Deferred Tax Assets, Valuation Allowance	$ 319	$ 347
Deferred Tax Assets, Tax Credit Carryforwards, Foreign	46	46
Deferred Tax Assets Operating Loss Carryforward With Valuation Against It	249	279
Deferred Tax Assets State And Local	24	22
Deferred Income Tax Assets And Liabilities [Line Items]
Accrued liabilities and deferred income	188	209
Provision for doubtful accounts	7	12
Acquisition and integration-related liabilities	6	10
Deferred Tax Assets, Hedging Transactions	1	0
Convertible note hedge	0	1
Valuation allowance	(22)	(28)
Current deferred income tax assets	180	204
Accrued liabilities and deferred income	0	5
Prepaid expenses	21	22
Current deferred income tax liabilities	21	27
Current net deferred income tax assets	159	177
Net tax loss carryforwards	1,483	1,431
Accrued liabilities and deferred income	109	137
Depreciation and amortization	23	15
Tax credits	75	75
Acquisition and integration-related liabilities	2	16
Other	57	46
Valuation allowance	(297)	(319)
Non-current deferred income tax assets	1,452	1,401
Depreciation and amortization	96	101
Other	4	1
Non-current deferred income tax liabilities	100	102
Non-current net deferred income tax assets	1,352	1,299
Vehicle Programs
Deferred Income Tax Assets And Liabilities [Line Items]
Depreciation and amortization	54	51
Deferred income tax assets	54	51
Depreciation and amortization	2,321	2,228
Deferred income tax liabilities	2,321	2,228
Net deferred income tax liabilities under vehicle programs	$ 2,267	$ 2,177